Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent [Member] - $ / shares	Mar. 31, 2024	Sep. 30, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01875	$ 0.01875
Ordinary shares, shares authorized	166,666,666	166,666,666
Ordinary shares, shares issued	3,645,974	3,625,000
Ordinary shares, shares outstanding	3,645,974	3,625,000